Segment and Geographical Information - Summary of Long-lived Assets by Geographic Location (Details) - CAD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Geographical Areas [Line Items]
Long lived assets	$ 129,524	$ 48,682
Percentage of noncurrent assets	100.00%	100.00%
Canada
Disclosure Of Geographical Areas [Line Items]
Long lived assets	$ 40,451	$ 46,050
Percentage of noncurrent assets	31.20%	94.60%
USA
Disclosure Of Geographical Areas [Line Items]
Long lived assets	$ 86,454
Percentage of noncurrent assets	66.70%
Europe
Disclosure Of Geographical Areas [Line Items]
Long lived assets	$ 2,619	$ 2,632
Percentage of noncurrent assets	2.10%	5.40%